UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Bridges Investment Fund
Schedule of Investments
March 31, 2009 (Unaudited)

			Shares	Cost		Value
COMMON STOCKS - 90.38%
Air Freight & Logistics - 0.95%
FedEx Corp.			10,000	$688,396		$444,900
Beverages - 2.76%
PepsiCo, Inc.			25,000	786,066		1,287,000
Biotechnology - 2.18%
Gilead Sciences, Inc. (a)			22,000	919,836		1,019,040
Capital Markets - 2.78%
American Capital Ltd.			20,000	555,946		37,400
The Goldman Sachs Group, Inc.			4,000	487,066		424,080
State Street Corp.			9,750	269,977		300,105
T. Rowe Price Group, Inc.			18,500	901,166		533,910
				2,214,155		1,295,495
Chemicals - 3.46%
Monsanto Co.			5,000	409,232		415,500
Potash Corporation of Saskatchewan			9,000	733,651		727,290
Praxair, Inc.			7,000	499,570		471,030
				1,642,453		1,613,820
Commercial Banks - 1.83%
Wells Fargo & Co.			60,000	1,444,348		854,400
Commercial Services & Supplies - 2.54%
Ritchie Bros. Auctioneers, Inc.			25,000	534,126		464,750
Strayer Education, Inc.			4,000	657,775		719,480
				1,191,901		1,184,230
Communications Equipment - 7.44%
Cisco Systems, Inc. (a)			65,000	1,151,525		1,090,050
Nokia Corp. - ADR			45,000	1,291,361		525,150
QUALCOMM, Inc.			40,000	1,541,688		1,556,400
Research In Motion Ltd. (a)			7,000	603,484		301,490
				4,588,058		3,473,090
Computers & Peripherals - 3.38%
Apple Computer, Inc. (a)			15,000	1,735,708		1,576,800
Construction & Engineering - 2.21%
Fluor Corp.			22,000	850,944		760,100
Jacobs Engineering Group, Inc. (a)			7,000	303,116		270,620
				1,154,061		1,030,720
Consumer Finance - 1.36%
Capital One Financial Corp.			52,000	1,686,364		636,480
Depository Institutions - 1.11%
First National of Nebraska, Inc.			225	387,969		517,500
Diversified Financial Services - 2.38%
CME Group, Inc.			4,500	1,843,073		1,108,755
Electrical Equipment - 2.34%
Emerson Electric Co.			4,000	131,290		114,320
Roper Industries, Inc.			23,000	1,164,214		976,350
				1,295,504		1,090,670
Energy Equipment & Services - 2.27%
Smith International, Inc.			22,000	1,040,150		472,560
Transocean Ltd. (a)			10,000	1,084,177		588,400
				2,124,327		1,060,960
Health Care Equipment & Supplies - 2.93%
Alcon, Inc.			10,000	1,285,954		909,100
Stryker Corp.			13,500	668,133		459,540
				1,954,087		1,368,640
Health Care Providers & Services - 1.47%
Wellpoint, Inc. (a)			18,000	1,262,826		683,460
Health Care Services - 2.67%
Express Scripts, Inc. (a)			27,000	983,657		1,246,590
Household Products - 1.01%
Procter & Gamble Co.			10,000	551,197		470,900
Industrial Conglomerates - 1.08%
General Electric Co.			50,000	543,375		505,500
Insurance - 2.42%
Berkshire Hathaway, Inc. (a)			400	678,649		1,128,000
Internet & Catalog Retail - 0.94%
eBay, Inc. (a)			35,000	740,676		439,600
Internet Software & Services - 3.17%
Google, Inc. (a)			4,250	1,853,074		1,479,255
IT Services - 6.28%
Fiserv, Inc. (a)			10,000	500,139		364,600
Mastercard, Inc.			12,000	1,995,443		2,009,760
Visa, Inc.			10,000	606,648		556,000
				3,102,230		2,930,360
Life Science Tools & Services - 0.79%
Waters Corp. (a)			10,000	531,536		369,500
Multiline Retail - 1.62%
Target Corp.			22,000	623,896		756,580
Oil & Gas - 7.35%
Apache Corp.			20,000	1,502,797		1,281,800
Chesapeake Energy Corp.			55,000	1,496,226		938,300
ChevronTexaco Corp.			18,000	593,236		1,210,320
				3,592,259		3,430,420
Pharmaceuticals - 5.29%
Abbott Laboratories			10,000	587,808		477,000
Allergan, Inc.			20,000	795,406		955,200
Teva Pharmaceutical Industries, Ltd. - ADR			23,000	635,677		1,036,150
				2,018,891		2,468,350
Road & Rail - 2.20%
Union Pacific Corp.			25,000	1,384,477		1,027,750
Semiconductor & Semiconductor Equipment - 1.06%
MEMC Electronic Materials, Inc. (a)			30,000	1,273,165		494,700
Software - 2.74%
Adobe Systems, Inc. (a)			15,000	343,530		320,850
Autodesk, Inc. (a)			35,000	1,341,351		588,350
Microsoft Corp.			20,000	381,116		367,400
				2,065,997		1,276,600
Specialty Retail - 5.99%
Best Buy, Inc.			52,000	1,225,654		1,973,920
Lowe's Cos, Inc.			45,000	1,244,690		821,250
				2,470,344		2,795,170
Tobacco - 2.38%
Altria Group, Inc.			25,000	390,105		400,500
Philip Morris International, Inc.			20,000	685,363		711,600
				1,075,468		1,112,100
TOTAL COMMON STOCKS (Cost $50,408,022)				$50,408,022		$42,177,335

			Principal
			Amount	Cost		Value
CORPORATE BONDS - 6.16%
Consumer Finance - 0.62%
Ford Motor Credit Co.
7.875%, 06/15/2010			$350,000	$347,242		$289,242
Depository Institutions - 0.54%
First National Bank Of Omaha
7.320%, 12/01/2010			250,000	253,333		251,343
Diversified Financial Services - 0.49%
MBNA Corporation Senior Note
7.500%, 03/15/2012			250,000	256,739		230,948
Diversified Telecommunication Services - 1.04%
Level 3 Communications, Inc.
11.500%, 03/01/2010			500,000	500,000		484,700
Electric Utilities - 0.54%
Duke Capital Corp.
8.000%, 10/01/2019			250,000	270,903		251,401
Health Care Providers & Services - 0.55%
Cardinal Health, Inc.
6.750%, 02/15/2011			250,000	252,814		254,492
Media - 0.42%
Comcast Corp New
6.500%, 01/15/2017			200,000	199,592		197,983
Multiline Retail - 0.54%
JCPenney Co., Inc.
7.400%, 04/01/2037			400,000	401,037		254,034
Semiconductors & Semiconductor Equipment - 0.50%
Applied Materials, Inc.
7.125%, 10/15/2017			250,000	254,404		233,807
Specialty Retail - 0.39%
Home Depot, Inc.
5.400%, 03/01/2016			200,000	180,608		179,780
Tobacco - 0.53%
Reynolds American, Inc.
7.250%, 06/01/2012			250,000	254,433		246,077
TOTAL CORPORATE BONDS (Cost $3,171,106)				$3,171,106		$2,873,807

SHORT TERM INVESTMENTS - 3.48%			Shares	Cost		Value
Mutual Fund - 3.48%
SEI Daily Income Trust Treasury Fund			1,624,876	$1,624,876		$1,624,876
TOTAL SHORT TERM INVESTMENTS (Cost $1,624,876)				$1,624,876		$1,624,876

Total Investments (Cost $55,204,004) - 100.02%						$46,676,018
Liabilities in Excess of Other Assets - (0.02)%						(9,600)
TOTAL NET ASSETS - 100.00%						$46,666,418

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non income producing.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows:[1]

Cost of investments	$ 55,204,004

Gross unrealized appreciation	3,665,694
Gross unrealized depreciation	(12,193,680)
Net unrealized appreciation	$ (8,527,986)

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial

Statements section in the Fund's most recent semi-annual or annual report.

Effective January 1, 2008, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3		Total

Investments in Securities	$ 43,802,211	$ 2,873,807	$ —		$ 46,676,018

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)    /s/ Edson L. Bridges
Edson L. Bridges III, President and
Chief Executive and Investment Officer

Date      5/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Edson L. Bridges
Edson L. Bridges III, President and
Chief Executive and Investment Officer

Date      5/15/2009

By (Signature and Title)*     /s/ Brian Kirkpatrick
Brian Kirkpatrick, Executive Vice President

Date      5/14/2009

By (Signature and Title)*      /s/ Nancy K. Dodge
Nancy K. Dodge, Treasurer and
Chief Compliance Officer

Date      5/14/2009

* Print the name and title of each signing officer under his or her signature.